Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses

3. Accrued Expenses

Accrued expenses consisted of the following:

	September 30,	December 31,
	2014	2013
Accrued licensing milestone fees	$6,700	$—
Accrued research and development expenses	1,759	616
Accrued payroll and related expenses	741	49
Accrued professional fees	542	196
Accrued interest	51	—
Accrued other	92	39

	$9,885	$900

4. Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2012 and 2013:

	December 31,
	2012	2013
Accrued payroll and related expenses	$74	$49
Accrued research and development expenses	1,558	616
Accrued professional fees	62	196
Accrued other	5	39

	$1,699	$900